EATON VANCE MUTUAL FUNDS TRUST One International Place Boston, MA 02110 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the "Registrant") (1933 Act File No. 02-90946) certifies (a) that the forms of prospectus, as supplemented, and statement of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 140 (“Amendment No. 140”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 140 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-09-000263) on April 1, 2009:

Eaton Vance Government Obligations Fund Eaton Vance Strategic Income Fund

Date: April 7, 2009

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

015_0441.doc